Filed pursuant to Rule 497(e)
Registration Nos. 333-62298; 811-10401

Supplement dated June 20, 2019
to the
Prospectus and Statement of Additional Information (“SAI”) dated March 31, 2019 for Convergence Core Plus Fund, Convergence Opportunities Fund and
Convergence Market Neutral Fund (the “Funds”),
each a series of Trust for Professional Managers (the “Trust”)

Shares of the Convergence Long/Short Equity Fund (formerly, the Convergence Core Plus Fund) are offered pursuant to a separate Prospectus and SAI dated June 18, 2019. References to the Convergence Core Plus Fund in the Funds’ Prospectus and SAI dated March 31, 2019, should be disregarded in their entirety.

Please retain this supplement with your Prospectus and
Statement of Additional Information

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